Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
October 31, 2023
BCV-NPRT1-1223
1.809087.120
Common Stocks - 95.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Media - 5.4%
Comcast Corp. Class A	887,800	36,657,262
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 3.8%
H&R Block, Inc.	639,320	26,244,086
CONSUMER STAPLES - 8.3%
Food Products - 3.5%
Mondelez International, Inc.	230,600	15,268,026
Tyson Foods, Inc. Class A	197,100	9,135,585
		24,403,611
Household Products - 1.8%
Reckitt Benckiser Group PLC	180,500	12,076,706
Personal Care Products - 3.0%
Kenvue, Inc.	1,097,600	20,415,360
TOTAL CONSUMER STAPLES		56,895,677
ENERGY - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
Exxon Mobil Corp.	288,300	30,516,555
Ovintiv, Inc.	170,700	8,193,600
Parex Resources, Inc.	1,071,300	20,533,733
Shell PLC ADR	273,900	17,841,846
		77,085,734
FINANCIALS - 19.7%
Banks - 12.4%
Bank of America Corp.	850,800	22,410,072
JPMorgan Chase & Co.	218,900	30,440,234
PNC Financial Services Group, Inc.	96,000	10,989,120
U.S. Bancorp	315,100	10,045,388
Wells Fargo & Co.	288,600	11,477,622
		85,362,436
Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	65,300	22,288,849
Insurance - 4.0%
Chubb Ltd.	73,500	15,774,570
The Travelers Companies, Inc.	69,900	11,704,056
		27,478,626
TOTAL FINANCIALS		135,129,911
HEALTH CARE - 21.8%
Health Care Providers & Services - 17.1%
Centene Corp. (a)	434,500	29,971,810
Cigna Group	124,300	38,433,561
Elevance Health, Inc.	34,500	15,528,105
Humana, Inc.	27,400	14,349,106
UnitedHealth Group, Inc.	36,000	19,280,160
		117,562,742
Pharmaceuticals - 4.7%
AstraZeneca PLC sponsored ADR	188,267	11,904,122
Roche Holding AG (participation certificate)	30,370	7,826,642
Sanofi SA sponsored ADR	269,700	12,203,925
		31,934,689
TOTAL HEALTH CARE		149,497,431
INDUSTRIALS - 5.3%
Aerospace & Defense - 2.0%
Northrop Grumman Corp.	29,800	14,048,614
Electrical Equipment - 1.7%
Regal Rexnord Corp.	96,200	11,391,042
Industrial Conglomerates - 1.6%
Siemens AG	81,400	10,801,688
TOTAL INDUSTRIALS		36,241,344
INFORMATION TECHNOLOGY - 5.5%
IT Services - 4.1%
Amdocs Ltd.	350,600	28,104,096
Software - 1.4%
Gen Digital, Inc.	585,700	9,757,762
TOTAL INFORMATION TECHNOLOGY		37,861,858
MATERIALS - 1.7%
Chemicals - 1.7%
DuPont de Nemours, Inc.	159,200	11,602,496
UTILITIES - 12.3%
Electric Utilities - 10.9%
Constellation Energy Corp.	117,633	13,283,118
Edison International	219,000	13,810,140
PG&E Corp. (a)	2,081,100	33,921,930
Southern Co.	203,000	13,661,900
		74,677,088
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	657,000	9,789,300
TOTAL UTILITIES		84,466,388
TOTAL COMMON STOCKS (Cost $567,204,611)		651,682,187

Nonconvertible Preferred Stocks - 3.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.3%
Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd. (Cost $24,311,909)	559,610	22,309,157

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $7,767,960)	7,766,407	7,767,960

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $599,284,480)	681,759,304
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,393,596
NET ASSETS - 100.0%	686,152,900

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	14,455,664	234,804,460	241,492,164	293,035	-	-	7,767,960	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	11,310,750	16,381,356	27,692,106	28,969	-	-	-	0.0%
Total	25,766,414	251,185,816	269,184,270	322,004	-	-	7,767,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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